Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 5 – Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	January 31, 2014	July 31, 2013
Accounts Payable and Accruals – General and Administrative	$3,282,163	$3,447,618
Accounts Payable and Accruals – Research and Development	3,889,180	3,557,184
Accounts Payable and Accruals – Selling and Marketing	326,929	328,629
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 9)	222,750	251,100
Executive Compensation and Directors’ Fees Payable	170,657	76,703
Total	$7,891,679	$7,661,234

Note 6 - Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	July 31,
	2013	2012

Accounts Payable & Accruals – General and Administrative	$3,447,618	$3,556,160
Accounts Payable & Accruals – Research and Development	3,557,184	2,691,192
Accounts Payable & Accruals – Selling and Marketing	328,629	290,534
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 9)	251,100	402,300
Executive Compensation and Directors’ Fees Payable	76,703	75,466
Total	$7,661,234	$7,015,652